Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2013 USD ($)
Commitments and Contingencies (Details) [Line Items]
Annual rent	S/ 344,000	S/ 339,000	S/ 336,000
Supply contract term	18 years
Applicable tax rate	29.50%	29.50%	29.50%
Environment expenditure cost	S/ 433,000	S/ 547,000	S/ 437,000
Other provision	24,246,000	51,830,000	52,868,000
Legal claim contingency	12,884,000
Provision for legal claims	S/ 693,085	420,076
Bottom of range [member]
Commitments and Contingencies (Details) [Line Items]
Gas requested percentage	60.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	8.00%
Top of range [member]
Commitments and Contingencies (Details) [Line Items]
Gas requested percentage	70.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	10.00%
Virrila Concession Non Metallic Mining Activities Agreement [Member] | Third Party [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term				30 years
Maximum capital contribution (in Dollars) | $				$ 600,000
Royalty expense	S/ 7,039,000	6,023,000
Description of annual royal payment				the Company is required to pay the equivalent of S/4.5 each for each metric ton of calcareous extracted, and the annual royalty may not be less than the equivalent to 850,000 metric tons since the fourth year of production.
Rehabilitation provision [Member]
Commitments and Contingencies (Details) [Line Items]
Other provision	1,829,000	1,489,000
Peruvian Government [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty expense	S/ 1,012,000	S/ 1,179,000	S/ 841,000
Description of annual royal payment	According to the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter.
Contingent liability arising from post-employment benefit obligations [member]
Commitments and Contingencies (Details) [Line Items]
Legal claim contingency	S/ 2,905,000
Property Tax Assessment For Periods 2009 to 2014 [Member]
Commitments and Contingencies (Details) [Line Items]
Legal claim contingency	7,681,000
Tax contingent liability [member]
Commitments and Contingencies (Details) [Line Items]
Legal claim contingency	S/ 2,298,000